FAIR VALUE OF FINANCIAL INSTRUMENTS - INPUTS EXCESS MSRs (Details 2)	9 Months Ended
	Sep. 30, 2013
MSR Pool 11 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	9.30%	[1]
Delinquency	2.30%	[2]
Recapture rate	32.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 6
Held through Equity Method Investees (Note 6):
Prepayment speed	18.20%	[1]
Delinquency	8.90%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.25%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 6 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%	[1]
Delinquency	6.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.23%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 7
Held through Equity Method Investees (Note 6):
Prepayment speed	13.30%	[1]
Delinquency	8.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.16%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 7 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%	[1]
Delinquency	5.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 8
Held through Equity Method Investees (Note 6):
Prepayment speed	14.30%	[1]
Delinquency	6.90%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 8 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%	[1]
Delinquency	5.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 9
Held through Equity Method Investees (Note 6):
Prepayment speed	18.00%	[1]
Delinquency	5.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.22%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 9 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%	[1]
Delinquency	5.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.28%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 10
Held through Equity Method Investees (Note 6):
Prepayment speed	11.50%	[1]
Delinquency	0.00%	[2],[5]
Recapture rate	15.00%	[3]
Excess mortgage servicing amount	0.12%	[4]
Discount rate	12.70%
Excess Mortgage Servicing Rights Investees | MSR Pool 10 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	9.00%	[1]
Delinquency	0.00%	[2],[5]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.70%
Excess Mortgage Servicing Rights Investees | MSRs Pool 11
Held through Equity Method Investees (Note 6):
Prepayment speed	18.70%	[1]
Delinquency	7.80%	[2]
Recapture rate	38.90%	[3]
Excess mortgage servicing amount	0.15%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 11 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%	[1]
Delinquency	2.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.50%

[1]	(A) Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
[2]	(B) Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
[3]	(C) Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
[4]	(D) Weighted average total mortgage servicing amount in excess of the basic fee.
[5]	(E) The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).